Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
U.S. Money Market and Treasury Securities Held in Trust Account	$ 63,939,672	$ 290,718,297	$ 287,516,153
Liabilities:
Convertible Promissory Notes—Related Parties	316,000
Fair Value, Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liabilities:
Fair value liabilities	11,500,000	9,343,750	8,625,000
Fair Value, Recurring [Member] | Level 1 [Member] | U.S. Money Market and Treasury Securities Held in Trust Account [Member]
Assets:
U.S. Money Market and Treasury Securities Held in Trust Account		290,718,297	287,516,153
Fair Value, Recurring [Member] | Level 1 [Member] | U.S. Money Market Funds Held in Trust Account [Member]
Assets:
U.S. Money Market and Treasury Securities Held in Trust Account	0	290,718,297
Fair Value, Recurring [Member] | Level 3 [Member]
Liabilities:
Convertible Promissory Notes—Related Parties	2,645,096	1,409,730	956,115
Fair Value, Recurring [Member] | Level 3 [Member] | Private Warrants [Member]
Liabilities:
Fair value liabilities	$ 3,654,125	$ 2,805,500	$ 4,022,250